Expense Example	Feb. 27, 2026 USD ($)
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Leverage Shares 2x Capped Accelerated COIN Monthly ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Leverage Shares 2x Capped Accelerated MSTR Monthly ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Leverage Shares 2x Capped Accelerated NVDA Monthly ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Leverage Shares 2x Capped Accelerated PLTR Monthly ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Leverage Shares 2x Capped Accelerated TSLA Monthly ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 954